UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21962

Epiphany Funds

(Exact name of registrant as specified in charter)

200 N. Mesquite Street, Suite 205, Arlington, TX 76011

(Address of principal executive offices)(Zip code)

Mutual Shareholder Services, LLC

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 320-2185

Date of fiscal year end: October 31

Date of reporting period: July 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	Epiphany FFV Fund
	Schedule of Investments
	July 31, 2017 (Unaudited)

Shares		Value

COMMON STOCKS - 96.21%

Air Courier Services - 1.40%
1,568	FedEx Corp.	$ 326,191

Aircraft Engines & Engine Parts - 1.44%
2,837	United Technologies Corp.	336,383

Beverages - 2.99%
7,658	Coca-Cola Enterprises	351,043
2,976	PepsiCo, Inc.	347,031
		698,074
Biological Products (No Diagnostic Substances) - 1.51%
2,019	Amgen, Inc.	352,336

Biotechnology - 2.77%
2,311	Incyte Corporation *	308,033
687	Regeneron Pharmaceuticals, Inc. *	337,743
		645,776
Business Software & Services - 1.54%
5,186	Cognizant Technology Solutions Corp.	359,494

Cable & Other Pay Television Services - 1.60%
2,059	Netflix, Inc. *	374,038

Chmicals & Allied Products - 3.01%
4,276	E.I. du Pont de Nemours & Co.	351,530
5,468	The Dow Chemical Co.	351,264
		702,794
Communications Equipment, NEC - 2.79%
10,863	Cisco Systems, Inc.	341,641
5,799	Qualcomm, Inc.	308,449
		650,090
Computer & Office Equipment - 2.55%
15,849	Hewlett Packard Enterprise Co.	277,516
2,185	International Business Machines Corp.	316,104

		593,620
Converted Paper & Paperboard Products (No Containers/Boxes) - 1.39%
2,624	Kimberly Clark Corp.	323,172

Credit Services - 3.06%
4,153	American Express Co.	353,960
2,811	MasterCard, Inc.	359,246
		713,206
Crude Petroleum & Natural Gas - 1.35%
5,088	Occidental Petroleum Corp.	315,100

Electric Services - 1.52%
2,425	NextEra Energy, Inc.	354,268

Electronic Computers - 1.53%
2,400	Apple, Inc.	356,952

Entertainment - Diversified - 1.53%
8,790	Comcast Corp. Class A	355,556

Farm Machinery & Equipment - 1.62%
3,320	Caterpillar, Inc.	378,314

Finance Services - 6.08%
763	BlackRock, Inc.	325,442
3,833	CBOE Holdings, Inc.	362,333
7,802	Morgan Stanley	365,914
2,362	S&P Global, Inc.	362,780
		1,416,469
General Industrial Machinery & Equipment - 1.46%
2,425	Illinois Tool Works, Inc.	341,222

Insurance Agents, Brokers & Service - 1.55%
2,062	Berkshire Hathaway, Inc. Class B *	360,788

Insurance Carriers, NEC - 1.46%
1,829	Anthem, Inc.	340,578

Life Insurance - 1.51%
6,416	MetLife, Inc.	352,880

Motor Vehicles & Passenger Car Bodies - 2.55%
25,721	Ford Motor Co.	288,590
8,518	General Motors Co.	306,478
		595,067

National Commercial Banks - 5.89%
14,826	Bank of America Corp.	357,603
5,371	Citigroup, Inc.	367,645
2,661	PNC Financial Services Group, Inc.	342,737
5,792	U.S. Bancorp.	305,702
		1,373,687
Oil & Gas Field Services, NEC - 2.60%
3,821	Phillips 66	320,009
4,183	Schlumberger, Ltd.	286,954
		606,963
Personal Products - 1.42%
4,577	Colgate-Palmolive Co.	330,459

Petroleum Refining - 1.46%
4,253	Exxon Mobil Corp.	340,410

Pharmceutical Preparations - 1.43%
5,345	Zoetis, Inc.	334,169

Railroads, Line-Haul Operating - 1.42%
3,214	Union Pacific Corp.	330,913

Retail-Building Materials, Hardware, Garden Supply - 1.45%
2,266	The Home Depot, Inc.	338,994

Retail-Drug Stores & Proprietary Stores - 2.37%
4,394	Express Scripts Holding Co. *	275,240
3,446	Walgreens Boots Alliance, Inc.	277,989
		553,229
Retail-Eating Places - 1.49%
2,244	McDonalds Corp.	348,134

Retail-Lumber & Other Building Materials Dealers - 1.36%
4,082	Lowe's Companies, Inc.	315,947

Retail-Miscellaneous Retail - 1.50%
353	Amazon.com, Inc. *	348,686

Retail-Variety Stores - 1.29%
1,892	Costco Wholesale Crop.	299,901

Semiconductors & Related Devices - 4.77%
10,253	Intel Corp.	363,674
2,354	NVIDIA Corp.	382,549
4,483	Texas Instruments, Inc.	364,827

		1,111,049
Services-Business Services, NEC - 6.17%
2,823	Accenture, Plc. *	363,659
2,820	Automatic Data Processing, Inc.	335,326
186	The Priceline Group, Inc. *	377,301
3,635	Visa, Inc.	361,901
		1,438,187
Services-Computer Programming Services - 1.34%
3,447	Salesforce.com, Inc. *	312,988

Services-Computer Programming, Data Processing, Etc. - 1.66%
2,291	Facebook, Inc. *	387,752

Surgical & Medical Instruments & Apparatus - 2.98%
1,645	3M Co.	330,925
2,472	Stryker Corp.	363,631
		694,556
Telephone Communications (No Radiotelephone) - 2.98%
8,244	AT&T Corp.	321,516
7,694	Verizon Communications, Inc.	372,390
		693,906
Television Broadcasting Stations - 1.47%
11,984	Twenty-First Century Fox, Inc. *	343,821

Trucking & Courier Services (No Air) - 1.49%
3,146	United Parcel Services, Inc. Class B	346,972

Wholesale-Drugs, Proprietaries & Druggists' Sundries - 1.44%
2,070	Mckesson Corporation	335,071

TOTAL FOR COMMON STOCKS (Cost $19,760,673) - 96.21%		22,428,161

REAL ESTATE INVESTMENT TRUSTS - 2.89%
1,641	Public Storage	337,340
2,125	Simon Property Group, Inc.	336,813

TOTAL FOR LIMITED PARTNERSHIPS (Cost $762,802) - 2.89%		674,153

SHORT TERM INVESTMENTS - 0.79%
183,331	Fidelity Money Market Portfolio Institutional Class 0.91% **	183,331

TOTAL FOR SHORT-TERM INVESTMENTS (Cost $183,331) - 0.79%		183,331

TOTAL INVESTMENTS (Cost $20,706,806) *** - 99.89%		23,285,645

OTHER ASSETS LESS LIABILITIES - 0.11%	24,877

NET ASSETS - 100.00%	$ 23,310,522

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at July 31, 2017.

*** At July 31, 2017 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $20,706,806 amounted to $2,578,839, which consisted of aggregate gross unrealized appreciation of $2,944,107 and aggregate gross unrealized depreciation of $365,268.

NOTES TO FINANCIAL STATEMENTS
Epiphany FFV Fund
1. SECURITY TRANSACTIONS

At July 31, 2017 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $20,706,806 amounted to $2,578,839, which consisted of aggregate gross unrealized appreciation of $2,944,107 and aggregate gross unrealized depreciation of $365,268.

2. SECURITY VALUATION
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

          Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an active market, price for similar instruments, interest rates, prepayment speeds, yield curves, default rates and similar data.

          Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of inputs used as of July 31, 2017, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total

Common Stocks	$ 22,428,161	$ -	$ -	$ 22,428,161
Limited Partnerships	$ 674,153	$ -	$ -	$ 674,153
Short-Term Investments:
Fidelity Money Market Portfolio Institutional Class	183,331	-	-	183,331
	$ 23,285,645	$ -	$ -	$ 23,285,645

There were no significant transfers into or out of Level 1 or Level 2 during the period. It is the Fund's policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

	Epiphany FFV Strategic Income Fund
	Schedule of Investments
	July 31, 2017 (Unaudited)

Shares		Value

COMMON STOCKS - 3.56%

Air Transportation, Scheduled - 0.09%
454	Delta Air Lines, Inc.	$ 22,409

Apparel- 0.08%
225	Carter's Inc.	19,514

Auto Controls for Regulating Residential & Commercial Environments & Appliances - 0.08%
224	Ingersoll-Rand PLC. (Ireland)	19,685

Banks - 0.29%
687	Citizens Financial Group, Inc.	24,100
358	Comerica, Inc.	25,887
164	The PNC Financial Services Group, Inc.	21,123
		71,110
Beverages - 0.08%
214	Dr. Pepper Snapple Group, Inc.	19,508

Biological Products (No Diagnostic Substances) - 0.07%
96	Amgen, Inc.	16,753

Computer Storage Devices - 0.13%
371	NetApp, Inc.	16,109
168	Western Digital Corp.	14,300
		30,409
Electric Services - 0.15%
142	NextEra Energy, Inc.	20,745
171	Pinnacle West Capital Corp.	14,831
		35,576
Electric & Other Services Combined - 0.08%
320	WEC Energy Group, Inc.	20,150

Food & Kindred Products - 0.11%
372	B&G Foods, Inc. Class A	13,485
255	Campbell Soup Co.	13,472

		26,957
General Building Materials - 0.09%
324	Owens Corning	21,724

Grain Mill Products - 0.07%
129	Ingredion, Inc.	15,908

Helathcare-Services - 0.08%
185	Quest Diagnostics, Inc.	20,037

Hospital & Medical Service Plans - 0.07%
103	Aetna, Inc.	15,894

Household Appliances - 0.06%
84	Whirlpool Corp.	14,942

Life Insurance - 0.09%
393	MetLife, Inc.	21,615

Mens & Boys Furnishings Work Clothing & Allied Garments - 0.07%
278	V.F. Corp.	17,289

Motor Vehicle Parts & Accessories - 0.08%
137	Lear Corp.	20,302

Natural Gas Distribution - 0.09%
241	Atmos Energy Corp.	20,909

Natural Gas Transmission & Distribution- 0.09%
389	Oneok, Inc.	22,006

Oil & Gas Field Services, NEC - 0.06%
327	Halliburton Co.	13,878

Orthopedic, Prosthetic & Surgical Appliances & Supplies - 0.08%
168	Zimmer Holdings, Inc.	20,382

Plastic Materials, Synth Resin, Rubber, Cellulos (No Glass) - 0.15%
249	Eastman Chemical Co.	20,707
246	The Dow Chemical Co.	15,803
		36,510
Property & Casualty Insurance - 0.08%
202	American Financial Group	20,483

Railroads, Line-Haul Operating - 0.08%
182	Union Pacific Corp.	18,739

Retail - 0.09%
391	Best Buy Co, Inc.	22,811

Retail-Apparel & Accessory Stores - 0.07%
727	Hanesbrands, Inc.	16,663

Retail-Drug Stores & Proprietary Stores - 0.20%
186	CVS Health Corp.	14,867
358	Target Corp.	20,288
507	The Kroger Co.	12,432
		47,586
Retail-Family Clothing Stores - 0.06%
199	TJX Companies, Inc.	13,992

Semiconductors - 0.16%
191	KLA-Tencor Corp.	17,692
130	Lam Research Corp.	20,730
		38,422
Semi-Conductors & Related Devices - 0.07%
64	Broadcom Ltd. Class A (Singapore)	15,786

Services-Business Services - 0.15%
163	Accenture, Plc. Class-A (Ireland) *	20,998
199	Broadridge Financial Solutions, Inc.	15,096
		36,094
Services-Help Supply Services - 0.07%
148	Manpower Group, Inc.	15,858

State Commerical Banks - 0.09%
245	State Street Corp.	22,841

Surgical & Medical Instruments & Apparatus - 0.06%
75	3M Co.	15,088

Water Supply - 0.09%
257	American Water Works Co.	20,843

Wholesale-Drugs, Proprietaries & Druggists' Sundries - 0.07%
205	Cardinal Health, Inc.	15,838

TOTAL FOR COMMON STOCKS (Cost $714,792) - 3.56%		864,512

CORPORATE BONDS - 28.28%

Banking - 10.34%

250,000	Bank of America Corp., 5.875%, 01/05/2021	278,575
200,000	Barclays Plc, 3.65%, 03/16/2025	200,403
230,000	Block Financial LLC, 4.125%,10/01/2020	239,587
75,000	Citigroup, Inc., 1.7% 04/27/2018	75,005
250,000	Citigroup, Inc., 4.50% 01/14/2022	269,290
250,000	Discover Bank, 7.00%, 04/15/2020	277,515
250,000	Gold Sachs Group, 4.00%, 03/03/2024	262,723
100,000	HSBC USA, Inc. 2.625%, 09/24/2018	101,041
200,000	Huntington National Bank 2.20%, 04/19/2019	200,593
275,000	Key Bank 4.625%, 06/15/2018	280,957
60,000	PNC Financial Services, 6.375%, 12/31/2049	67,500
225,000	Suntrust Banks, Inc., 6.00%, 02/15/2026	256,510
		2,509,698
Healthcare-Products - 1.17%
275,000	Abbott Laboratories 3.75%, 11/30/2026	283,749

Home & Office Products - 2.03%
283,000	Dr. Horton, Inc., 3.750%, 03/01/2019	289,682
200,000	Toll Brothers Finance Corp., 4.00%, 12/31/2018	204,000
		493,682
Institutional Financial Services - 1.08%
250,000	Morgan Stanley, 3.75%, 02/25/2023	260,934

Insurnace - 2.02%
250,000	American International Group, 4.875%, 06/01/2022	276,290
200,000	Anthem, Inc., 7.00%, 02/15/2019	214,914
		491,204
Oil, Gas & Coal - 3.25%
200,000	Apache Corp. Sr Nt 3.625%, 02/01/2021	206,717
150,000	Buckeye Partners, L.P. 5.50%, 08/15/19	158,422
100,000	Buckeye Partners L.P. 2.65% 11/15/2018	100,573
150,000	ConocoPhillips 5.75%, 02/01/2019	39,156
100,000	Devon Energy Corp., 6.30%, 01/15/2019	104,840
175,000	Transocean Inc. 6.00, 03/15/2018 (Cayman Islands)	178,063
		787,770
Packaging & Containers - 1.28%
300,000	International Paper 3.65%, 06/15/2024	310,268

Real Estate - 0.15%
34,000	HCP, Inc., 5.375%, 02/01/2021	37,215

Retail-Drug Stores & Proprietary Stores - 1.97%
225,000	CVS Health Corp., 2.75%, 12/01/2022	227,070
250,000	The Kroger Co., 2.60%, 02/01/2021	251,174
		478,244
Semiconductors - 1.01%

225,000	KLA-TENCOR Corp., 4.65%, 11/01/2024	243,943

Specialty Finance - 2.89%
250,000	Ford Motor Credit Co., 3.35%, 05/20/2026	242,517
250,000	Visa, Inc., 2.80%, 12/14/2022	255,495
200,000	Western Union Co., 3.35%, 05/22/2019	203,829
		701,841
Technology Services - 1.08%
250,000	IBM Corp., 3.625%, 02/12/2024	262,927

TOTAL FOR CORPORATE BONDS (Cost $6,871,736) - 28.28%		6,861,474

LIMITED PARTNERSHIPS - 0.32%

Oil, Gas & Coal - 0.32%
525	Alliance Holdings GP L.P.	15,031
658	Energy Transfer Partners L.P.	13,614
557	Enterprise Products Partners L.P.	15,150
773	Global Partners L.P.	13,875
271	Magellan Midstream Partners L.P. *	18,905

TOTAL FOR LIMITED PARTNERSHIPS (Cost $81,069) - 0.32%		76,575

MUNICIPAL BONDS - 9.71%

Delaware - 0.24%
265,000	Cook County IL Cmty High School Dist #229 3.0%, 12/01/2020	274,577
60,000	Delaware State Housing Authority 2.75%, 12/01/2041	59,358
		333,935
Kentucky - 1.06%
250,000	Kentucky State Housing Corp. 3.168%, 01/01/2020	256,808

Maryland - 1.03%
250,000	Maryland State Community Dev. Admin. Dept. 3.242%, 09/01/2048	250,198

Massachusetts - 1.52%
105,000	Massachusetts Housing Finance Agency 3.279%, 12/01/2020	107,560
245,000	Massachusetts Housing Finance Agency 4.00%, 06/01/2039	261,633
		369,193
Mexican State - 2.34%
275,000	United Mexican State 3.6%, 01/30/2025	281,050
275,000	United Mexican State 3.625%, 03/15/2022	287,513
		568,563
North Carolina - 0.06%
15,000	North Carolina State Housing 4.00%, 01/01/ 2034	15,141

Pennsylvania - 0.88%
200,000	Pennsylvania St Higher Education FACS Auth Revenue, 4.00%, 06/15/2023	212,764

Washington - 1.44%
100,000	King County WA School District #411, 1.293% 12/01/2018	99,745
250,000	Port Camas Washougal Washington 2.00%, 12/01/2019	249,590
		349,335

TOTAL FOR MUNICIPAL BONDS (Cost $2,349,273) - 9.71%		2,355,936

PREFERRED SECURITIES - 20.04%

Banking - 2.32%
8,105	BB&T Corp. PFD, 5.625%, 12/31/49	205,462
7,587	Citigroup, Inc. PFD, 6.875%, 02/12/19	203,559
6,000	TCF Financial Co. PFD 7.50%, 12/31/49	153,300
		562,321
Computer & Office Equipment - 0.83%
7,773	Pitney Bowes, Inc. PFD, 6.70%, 03/07/43	202,331

Electric & Other Services Combined - 0.85%
7,974	Interstate Power & Light Co. PFD, 5.10%, 12/31/49	205,787

Institutional Financial Services - 3.02%
5,930	BGC Partners, Inc. PFD 8.125%, 06/15/452	153,706
5,916	KKR Financial Holdings LLC, PFD 7.375%, 12/31/50	162,631
8,229	State Street Corp. PFD 5.25%, 12/31/49	209,263
8,183	The Bank of New York Mellon Corp. PFD 5.20%, 12/31/49	206,212
		731,812
Insurance - 5.58%
6,128	Aegon N.V. PFD 6.50%, 12/31/49	160,860
8,057	Aflac 5.5%, 09/15/2052	205,373
7,871	Arch Capital Group, Inc., PFD 6.75%, 12/31/2049	200,396
7,249	PartnerRe OFD 7.25%, 12/31/49 (Bermuda)	218,847
7,952	Prudential Financial, Inc., PFD 5.75%, 12/15/2032	207,786
6,000	Renaissance Holding LTD. 5.375% Series E Pfd	154,800
7,610	The Allstate Corp. PFD 6.625%, 12/31/49	206,535
		1,354,597
Machine Tools & Accessories - 0.84%
8,052	Stanley Black & Decker Inc. PFD 5.75% 07/	205,004

Railroad Equipment - 0.90%
8,130	GATX Corp 5.625% PFD	217,559

Real Estate - 0.84%
8,087	Public Storage, 5.75%, 12/31/2049	204,197

Specialty Finance - 2.65%
6,500	Allied Capital Corp. PFD 6.875%, 04/15/47	167,895
4,132	Annaly Capital Series C, 7.625%, 12/31/49	105,573
5,907	AGNC Investment Corp. 8% Prep PFD	149,802
7,921	Charles Schwab & Co. PFD	219,016
		642,285
Utilities - 2.21%
4,750	Duke Energy Corp. 5.125% PFD	121,078
8,201	NextEra Energy Capital Holdings, Inc. FD 5.625%, 06/15/72	208,059
7,642	The Southern Co. PFD 6.25%, 10/15/75	207,710
		536,846

TOTAL FOR PREFERRED SECURITIES (Cost $4,795,073) - 20.04%		4,862,738

REAL ESTATE INVESTMENT TRUSTS - 0.31%
194	CoreSite Realty Corp.	21,065
231	Equity Residential	15,722
599	Omega Healthcare Investors, Inc.	18,922
279	Welltower, Inc.	20,476

TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $62,597) - 0.31%		76,185

U.S. GOVERNMENT AGENCIES & OBLIGATIONS - 34.26%

Federal Farm Credit Banks - 1.23%
300,000	Federal Farm Credit Banks 2.62%, 03/28/2025	298,538

Federal Home Loans Banks - 4.30%
150,000	Federal Home Loans Banks 1.35% 11/26/2019	148,748
300,000	Federal Home Loans Banks 2.50%, 05/30/2023	304,325
300,000	Federal Home Loans Banks 2.09%, 07/19/2024	290,385
300,000	Federal Home Loans Banks 2.97% 01/23/2026	299,177
		1,042,635
Federal Home Mortgage Associations - 3.81%
150,000	Federal Home Loan Mortgage Credit 2.375%, 01/13/2022	153,378
1,141	Federal Home Loan Mortgage Credit Pool #1B4069 4.706%, 05/01/2038 ***	1,193
22,139	Federal Home Loan Mortgage Credit Pool #407172 2.220%, 09/01/2022 ***	22,234
2,282	Federal Home Loan Mortgage Credit Pool #755028 2.845%, 11/01/2018 ***	2,289
4,124	Federal Home Loan Mortgage Credit Pool #845590 2.845%, 01/01/2024 ***	4,137
8,582	Federal Home Loan Mortgage Credit Pool #845965 2.434%, 01/01/2024 ***	8,817
282,813	Federal Home Loan Mortgage Credit Multifamily Structured Certs. 1.583%, 04/25/2022	280,641
266,493	Freddie Mac Gold Pool #G08705 3.00%, 05/01/2046	227,091
217,970	Freddie Mac Gold Pool #G08706 3.50%, 05/01/2046	224,747
		924,527
Federal National Mortgage Associations - 14.05%

150,000	Federal National Mortgage Association 1.40%, 08/28/2020	149,744
260,608	Federal National Mortgage Association 2.00%, 08/25/2036	260,057
225,000	Federal National Mortgage Association 2.625%, 09/06/2024	231,211
300,000	Federal National Mortgage Association 2.125%, 04/24/2026	293,227
300,000	Federal National Mortgage Association 2.25%, 02/14/2022	300,007
295,343	Federal National Mortgage Association 2.29%, 04/01/2025	291,949
204,581	Federal National Mortgage Association 2.50%, 04/01/2045	197,899
221,721	Federal National Mortgage Association 3.00%, 05/01/2036	226,165
254,406	Federal National Mortgage Association 3.00%, 08/25/2036	256,515
243,232	Federal National Mortgage Association 3.00%, 11/25/2042	243,088
250,000	Federal National Mortgage Association 3.00%, 12/25/2040	251,573
265,110	Federal National Mortgage Association 3.50%, 10/25/2042	276,088
223,036	Federal National Mortgage Association 3.00%, 05/01/2046	223,505
60,094	Federal National Mortgage Association Pool #462285 2.372%, 06/01/2036***	60,616
6,295	Federal National Mortgage Association Pool #551037 3.709%, 11/01/2020 ***	6,305
39,204	Federal National Mortgage Association Pool #745776 2.792%, 07/01/2036 ***	41,448
6,375	Federal National Mortgage Association Pool #791573 2.295%, 08/01/2034 ***	6,705
45,455	Federal National Mortgage Association Pool #883017 2.424%, 06/01/2036 ***	47,723
40,713	Federal National Mortgage Association Pool #888386 2.477%, 03/01/2038 ***	42,789
3,580	Federal National Mortgage Association Pool #995350 4.581%, 09/01/2038 ***	3,739
		3,410,355
Federal Home Loans Mortgage Corporation Collateralized Mortgage Obligations - 0.48%
117,509	FHR 4280 AC Mortgage 2.25%, 02/15/2028	117,250

Federal National Mortgage Associations Collateralized Mortgage Obligations - 5.93%
101,450	FNA 2013-M9 Class Asq2 CMO 1.8248%, 06/25/2018	101,460
80,842	FNR 2013-124 Class BD CMO 2.50%, 12/25/2028	81,778
219,843	FNR 2012-134 Class VP CMO 3.00%, 10/25/2042	226,152
273,328	FNR 2012-112 Da 3%, 10/25/2042	274,054
402,590	FNR 2015-58 Jp 2.5% 03/25/2037	406,070
255,692	FNR 4447 PA 3.00%, 12/15/2044	263,131
86,400	FNR 2013-41 Class Ae CMO 2.00%, 07/25/2037	86,452
		1,439,098
U.S. Government Agencies & Obligations - 1.07%
250,000	Tenn Valley Authority 2.875% 9/15/2024	260,080

Government National Association - 3.29%
9,625	Government National Mortgage Association Pool #008062 2.125%, 10/20/2022 ***	9,838
30,635	Government National Mortgage Association Pool #008120 5.500%, 01/20/2023 ***	31,329
5,574	Government National Mortgage Association Pool #008228 6.750%, 07/20/2023 ***	5,708
5,371	Government National Mortgage Association Pool #008259 6.750%, 08/20/2023 ***	5,502
20,121	Government National Mortgage Association Pool #008350 2.375%, 01/20/2024 ***	20,643
3,795	Government National Mortgage Association Pool #008375 3.375%, 02/20/2024 ***	3,895
4,620	Government National Mortgage Association Pool #008395 3.375%, 03/20/2024 ***	4,743
2,034	Government National Mortgage Association Pool #008410 3.375%, 04/20/2024 ***	2,083
4,322	Government National Mortgage Association Pool #008421 5.375%, 05/20/2024 ***	4,424

3,840	Government National Mortgage Association Pool #008502 1.625%, 09/20/2024 ***	3,949
6,173	Government National Mortgage Association Pool #008503 1.625%, 09/20/2024 ***	6,346
5,070	Government National Mortgage Association Pool #008565 3.125%, 12/20/2024 ***	5,216
8,645	Government National Mortgage Association Pool #008567 3.125%, 12/20/2024 ***	8,907
19,714	Government National Mortgage Association Pool #008595 3.375%, 02/20/2025 ***	20,288
4,451	Government National Mortgage Association Pool #008660 7.000%, 07/20/2025 ***	4,587
11,600	Government National Mortgage Association Pool #080450 3.625%, 09/20/2030 ***	11,846
39,138	Government National Mortgage Association Pool #080524 1.625%, 07/20/2031 ***	40,621
41,481	Government National Mortgage Association Pool #080569 5.000%, 01/20/2032 ***	43,072
5,207	Government National Mortgage Association Pool #080659 2.125%, 12/20/2032 ***	5,407
56,627	Government National Mortgage Association Pool #081113 1.625%, 10/20/2034 ***	58,976
29,160	Government National Mortgage Association Pool #081727 5.500%, 7/20/2036 ***	30,218
39,859	Government National Mortgage Association Pool #082903 2.500%, 08/20/2041 ***	41,081
128	Government National Mortgage Association Pool #314616 8.500%, 04/15/2022	129
805	Government National Mortgage Association Pool #335228 7.500%, 12/15/2023	816
473	Government National Mortgage Association Pool #343498 8.000%, 02/15/2023	475
219	Government National Mortgage Association Pool #352081 7.000%, 09/15/2023	233
1,332	Government National Mortgage Association Pool #352837 6.500%, 01/15/2024	1,458
965	Government National Mortgage Association Pool #353946 7.000%, 02/15/2024	967
519	Government National Mortgage Association Pool #426033 6.500%, 04/15/2026	569
7,665	Government National Mortgage Association Pool #460203 7.000%, 04/15/2028	8,325
172,251	Government National Mortgage Association Series 2012-047Cl Va 3.50%, 07/20/2023 **	180,438
250,000	Government National Mortgage Association Series 2012-113 Cl Py 2.50%, 09/20/2042 **	236,009
		798,097
U.S. Small Business Administration - 0.09%
22,562	U.S. Small Business Administration Pool #508527 3.575%, 02/25/2018	22,616

TOTAL FOR U.S. GOVERNMENT AGENCIES AND OBLIGATIONS (Cost $8,415,226) - 34.26%		8,313,195

SHORT-TERM INVESTMENTS - 3.01%
730,754	Fidelity Money Market Portfolio Institutional Class 0.47% **	730,754

TOTAL FOR SHORT-TERM INVESTMENTS (Cost $730,754) - 3.01%		730,754

TOTAL INVESTMENTS (Cost $24,020,520) *** - 99.49%		24,141,369

OTHER ASSETS LESS LIABILITIES - 0.51%		123,949

NET ASSETS - 100.00%		$ 24,265,318

* Non-Income producing.
** Variable rate security; the coupon rate shown represents the yield at July 31, 2017.

*** At July 31, 2017 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $24,020,520 amounted to $271,480, which consisted of aggregate gross unrealized appreciation of $436,918 and aggregate gross unrealized depreciation of $165,439.

NOTES TO FINANCIAL STATEMENTS
Epiphany FFV Strategic Income Fund
1. SECURITY TRANSACTIONS

At July 31, 2017 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $24,020,520 amounted to $271,480, which consisted of aggregate gross unrealized appreciation of $436,918 and aggregate gross unrealized depreciation of $165,439.

2. SECURITY VALUATION
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

          Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an active market, price for similar instruments, interest rates, prepayment speeds, yield curves, default rates and similar data.

          Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of inputs used as of July 31, 2017, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total

Common Stocks	$ 864,512	$ -	$ -	$ 864,512
Corporate Bonds	-	6,861,474	-	6,861,474
Limited Partnerships	76,575	-	-	76,575
Municipal Bonds	-	2,355,936	-	2,355,936
Preferred Securities	4,862,738	-	-	4,862,738
Real Estate Investment Trusts	76,185	-	-	76,185
U.S. Government Agencies and Obligations	-	8,313,195	-	8,313,195
Short-Term Investments:
Fidelity Money Market Portfolio Institutional Class	730,754	-	-	730,754
	$ 6,610,764	$ 17,530,605	$ -	$ 24,141,369

There were no significant transfers into or out of Level 1 or Level 2 during the period. It is the Fund's policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

ITEM 2. CONTROLS AND PROCEDURES.

      (a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

      (b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Epiphany Funds

By (Signature and Title)

*

/s/ Samuel J. Saladino, III, President

Samuel J. Saladino, III, President

Date: September 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*

/s/Samuel J. Saladino, III, President

Samuel J. Saladino, III, President

Date: September 28, 2017

By (Signature and Title)

*

/s/Bob Anastasi

Bob Anastasi, Treasurer

Date: September 28, 2017

* Print the name and title of each signing officer under his or her signature.